                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                                    --------

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:    June 30, 2002
----------------------------------------------

Check here if Amendment  [ ]; Amendment Number:
  This Amendment (Check only one.):

                                          [  ]  is a restatement.
                                          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:                         DMG Advisors LLC

Address:                      53 Forest Ave, Suite 202
                              Old Greenwich, CT  06870

Form 13F File Number:         Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name:             Andrew Wilder

Title:            Chief Financial Officer

Phone:            203-967-5750

Signature, Place, and Date of Signing:

    /s/ Andrew Wilder          Old Greenwich, Connecticut    August 6, 2002
   ------------------------    --------------------------    --------------
        Andrew Wilder             City, State                Date

Report Type (Check only one.):
------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                              ---------------------


Report Summary:


Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   75 Items

Form 13F Information Table Value Total:   $250,963.61 (thousands)

List of Other Included Managers:   Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

*Confidential portions omitted and filed separately wih the Securities and Exchange Commission.

                                                                                SHARE OR
                    TITLE OF                        VALUE           PRN           SH/PRN       INVESTMENT     OTHER       VOTING
 NAME OF ISSUER      CLASS           CUSIP         (X$1000)        AMOUNT        PUT/CALL      DISCRETION    MANAGERS    AUTHORITY
----------------  -------------  --------------  ------------  --------------  -------------  ------------  ----------  -----------
       *              CL A             *               0.88           79,694    SH               DEFINED       N/A        SHARED

       *              COM              *           1,459.35          211,500    SH               DEFINED       N/A        SHARED

       *              COM              *             227.23          146,600    SH               DEFINED       N/A        SHARED

       *              COM              *           5,378.28           84,299    SH               DEFINED       N/A        SHARED

       *              COM              *          21,980.61        1,522,203    SH               DEFINED       N/A        SHARED

       *              COM              *             214.86          104,300    SH               DEFINED       N/A        SHARED

       *              COM              *           3,928.65          132,100    SH               DEFINED       N/A        SHARED

       *              COM              *           4,000.00           80,000    SH               DEFINED       N/A        SHARED

       *              COM              *              49.11            6,548    SH               DEFINED       N/A        SHARED

       *              COM              *             886.00           50,000    SH               DEFINED       N/A        SHARED

       *              COM              *           1,015.55          106,900    SH               DEFINED       N/A        SHARED

       *              COM              *           7,498.10           97,000    SH               DEFINED       N/A        SHARED

       *              COM              *           1,530.80          430,000    SH               DEFINED       N/A        SHARED

       *              COM              *             392.00          133,334    SH               DEFINED       N/A        SHARED

       *              COM              *           4,878.05          117,600    SH               DEFINED       N/A        SHARED

       *              COM              *             268.00          200,000    SH               DEFINED       N/A        SHARED

       *              COM              *           5,989.50          165,000    SH               DEFINED       N/A        SHARED

       *              COM              *             684.00          120,000    SH               DEFINED       N/A        SHARED

       *              COM              *           5,698.00          110,000    SH               DEFINED       N/A        SHARED

       *              COM              *           1,957.26          160,300    SH               DEFINED       N/A        SHARED

       *              COM              *           1,447.92          201,100    SH               DEFINED       N/A        SHARED

       *              COM              *           2,519.30           70,000    SH               DEFINED       N/A        SHARED

       *              COM              *           1,815.25          265,000    SH               DEFINED       N/A        SHARED

       *              COM              *           3,675.98          263,700    SH               DEFINED       N/A        SHARED

       *              COM              *           5,318.80          223,479    SH               DEFINED       N/A        SHARED


*Confidential portions omitted and filed separately wih the Securities and Exchange Commission.

                                                                                SHARE OR
                    TITLE OF                        VALUE           PRN           SH/PRN       INVESTMENT     OTHER       VOTING
 NAME OF ISSUER      CLASS           CUSIP         (X$1000)        AMOUNT        PUT/CALL      DISCRETION    MANAGERS    AUTHORITY
----------------  -------------  --------------  ------------  --------------  -------------  ------------  ----------  -----------
       *              COM              *           3,972.00          60,000     SH               DEFINED       N/A         SHARED

       *              COM              *           1,031.40          30,000     SH               DEFINED       N/A         SHARED

       *              COM              *           7,044.00         120,000     SH               DEFINED       N/A         SHARED

       *              COM              *             495.19         161,300     SH               DEFINED       N/A         SHARED

       *              COM              *           2,740.50         210,000     SH               DEFINED       N/A         SHARED

       *              COM              *           2,209.35         154,500     SH               DEFINED       N/A         SHARED

       *              COM              *           6,381.00          60,000     SH               DEFINED       N/A         SHARED

       *              COM              *              23.61         337,300     SH               DEFINED       N/A         SHARED

       *              COM              *           3,325.00          70,000     SH               DEFINED       N/A         SHARED

       *              COM              *           1,815.38         117,500     SH               DEFINED       N/A         SHARED

       *              COM              *           1,295.32         172,940     SH               DEFINED       N/A         SHARED

       *              CL A             *           1,826.40          40,000     SH               DEFINED       N/A         SHARED

       *              COM              *           2,495.59         260,500     SH               DEFINED       N/A         SHARED

       *              COM              *           2,441.63         140,000     SH               DEFINED       N/A         SHARED

       *              COM              *          10,497.75       3,487,623     SH               DEFINED       N/A         SHARED

       *              COM              *           4,397.12         182,000     SH               DEFINED       N/A         SHARED

       *              PUT              *               3.00             550     PUT              DEFINED       N/A         SHARED

       *              COM              *             300.00          75,000     SH               DEFINED       N/A         SHARED

       *              COM              *           4,506.60         140,000     SH               DEFINED       N/A         SHARED

       *              COM              *               4.21          14,040     SH               DEFINED       N/A         SHARED

       *              COM              *           5,508.00          90,000     SH               DEFINED       N/A         SHARED

       *              COM              *           1,046.00          50,000     SH               DEFINED       N/A         SHARED

       *              COM              *           1,626.60          60,000     SH               DEFINED       N/A         SHARED

       *              COM              *          10,327.50         255,000     SH               DEFINED       N/A         SHARED

       *              COM              *           1,355.00          50,000     SH               DEFINED       N/A         SHARED

       *              COM              *           6,849.50         190,000     SH               DEFINED       N/A         SHARED

       *              COM              *           8,125.00          65,000     SH               DEFINED       N/A         SHARED

*Confidential portions omitted and filed separately wih the Securities and Exchange Commission.


                                                                                SHARE OR
                    TITLE OF                        VALUE           PRN           SH/PRN       INVESTMENT     OTHER       VOTING
 NAME OF ISSUER      CLASS           CUSIP         (X$1000)        AMOUNT        PUT/CALL      DISCRETION    MANAGERS    AUTHORITY
----------------  -------------  --------------  ------------  --------------  -------------  ------------  ----------  -----------
       *              COM              *             716.70           30,000    SH               DEFINED       N/A         SHARED

       *              COM              *             830.25          202,500    SH               DEFINED       N/A         SHARED

       *              COM              *             250.00          250,000    SH               DEFINED       N/A         SHARED

       *              COM              *           2,971.50          105,000    SH               DEFINED       N/A         SHARED

       *              COM              *           2,726.80          170,000    SH               DEFINED       N/A         SHARED

       *              COM              *           3,070.00          100,000    SH               DEFINED       N/A         SHARED

       *              COM              *           7,047.00          450,000    SH               DEFINED       N/A         SHARED

       *              COM              *           4,958.50          211,000    SH               DEFINED       N/A         SHARED
                      CL D NON
       *              VTG              *             594.80           40,000    SH               DEFINED       N/A         SHARED

       *              COM              *          12,236.61        4,894,645    SH               DEFINED       N/A         SHARED

       *              COM              *           3,452.30          214,200    SH               DEFINED       N/A         SHARED

       *              COM              *           6,439.50           90,000    SH               DEFINED       N/A         SHARED

       *              COM              *           2,734.20          558,000    SH               DEFINED       N/A         SHARED

       *              COM              *             918.82           38,300    SH               DEFINED       N/A         SHARED

       *              COM              *           8,721.00           90,000    SH               DEFINED       N/A         SHARED

       *              COM              *             322.80           24,000    SH               DEFINED       N/A         SHARED

       *              COM              *           1,805.45          644,803    SH               DEFINED       N/A         SHARED

       *              COM              *           5,647.20          130,000    SH               DEFINED       N/A         SHARED

       *              COM                          2,632.96           70,400    SH               DEFINED       N/A         SHARED

       *              COM              *           2,728.61          215,700    SH               DEFINED       N/A         SHARED

       *              COM              *           3,192.50           50,000    SH               DEFINED       N/A         SHARED

       *              COM              *           1,403.00          701,500    SH               DEFINED       N/A         SHARED

       *              COM              *           1,107.00           20,000    SH               DEFINED       N/A         SHARED

----------------  -------------  --------------  ------------  --------------  -------------  ------------  ----------  -----------
TOTAL                                            250,963.61       20,973,958